Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible Assets

12. Intangible assets

	Concession right	Transmission lines and electrical substations for wind farms		Turbogas and turbosteam supply agreements for thermal station Brigadier López	Total
	ARS 000	ARS 000		ARS 000	ARS 000
Cost

01-01-2021	48,675,033	3,966,827		24,394,937	77,036,797
Transfers	-	5,185	(1)	-	5,185
12-31-2021	48,675,033	3,972,012		24,394,937	77,041,982

Transfers	-	4,728	(1)	-	4,728
12-31-2022	48,675,033	3,976,740		24,394,937	77,046,710

Amortization and impairment

01-01-2021	42,586,716	507,518		14,113,296	57,207,530
Amortization for the year	2,029,439	198,788		3,759,234	5,987,461
Impairment	-	-		2,082,285	2,082,285
12-31-2021	44,616,155	706,306		19,954,815	65,277,276

Amortization for the year	2,029,439	198,937		1,732,400	3,960,776
Impairment	-	33,495		-	33,495
12-31-2022	46,645,594	938,738		21,687,215	69,271,547

Net book value

12-31-2021	4,058,878	3,265,706		4,440,122	11,764,706
12-31-2022	2,029,439	3,038,002		2,707,722	7,775,163

(1)	Transferred from property, plant and equipment. See below.

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for rights relating to the concession of Piedra del Águila hydroelectric power plant awarded by the Argentine government for a 30-year term, until December 29, 2023. The Group amortizes such intangible asset based on straight-line basis over the remaining life of the concession agreement.

For a concession arrangement to fall within the scope of IFRIC 12, usage of the infrastructure must be controlled by the concession grantor. This requirement is met when the following two conditions are met:

-	the grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

-	the grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

Upon Resolution 95 passed by Argentine government the Company´s concession right of Piedra del Águila hydroelectric power plant met both conditions above.

The main features of the concession contract are as follows:

Control and regulation of prices by concession grantor: Pricing schedule approved by grantor;

Remuneration paid by: CAMMESA;

Grant or guarantee from concession grantor: None;

Residual value: Infrastructure returned to grantor for no consideration at end of concession;

Concession end date: December 28, 2023;

IFRIC 12 accounting model: Intangible asset.

Fees and royalties: the Intergovernmental Basin Authority is entitled to a fee of 2.5% of the plant’s revenues, and the provinces of Rio Negro and Neuquén are entitled to royalties of 12% of such revenues. For the years ended December 31, 2022, 2021 and 2020, the fees and royalties amounted 739,759, 749,751 and 1,081,383, respectively and they were shown in operating expenses in the consolidated statement of income.

Contractual capital investment obligations and obligations relating to maintenance expenditure on infrastructure under concession are not significant.

Transmission lines of wind farms Achiras, La Castellana, La Genoveva, La Genoveva II and Manque

The Group finished the construction of wind farms La Castellana, Achiras, La Genoveva, La Genoveva II and Manque, whereby the Group agreed to build high and medium tension lines and the electrical substation to connect the wind farms to Sistema Argentino de Interconexión ("SADI"), a part of which were given to the companies transporting the energy; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for the works related to the construction of the described equipments.

Turbogas and turbosteam supply agreements for Thermal Station Brigadier López

During fiscal year 2019, as a result of the business combination related to the acquisition of Thermal Station Brigadier Lopez, the Group recognized an intangible asset related to turbogas and turbosteam supply agreements entered into with CAMMESA regarding Thermal Station Brigadier López.